Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about other financial liabilities [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Current
Derivative liabilities	$11,811	$17,995
Equipment financing	3,300	-
Deferred Rosemont acquisition consideration	9,713	9,713
Agreements with communities recorded at amortized cost	17,411	5,593
	42,235	33,301

Non-current
Deferred Rosemont acquisition consideration	-	9,163
Equipment financing	7,499	-
Agreements with communities recorded at amortized cost	37,568	36,900
Wheaton refund liability (note 21)	6,653	6,383
	51,720	52,446
	$93,955	$85,747

Disclosure of detailed information about changes in other financial liabilities at amortized cost [Table Text Block]
Balance, January 1, 2022	$36,273
Net additions	39,240
Disbursements	(37,491)
Accretion (note 7f)	3,099
Effects of changes in foreign exchange	1,372
Balance, December 31, 2022	$42,493
Net additions	17,335
Disbursements	(10,705)
Accretion (note 7f)	4,178
Effects of changes in foreign exchange	1,678
Balance, December 31, 2023	$54,979